Contingent Transactions - Summary of Contingent Transactions (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 224,707,297	$ 147,752,444
Stage one [member | High grade [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	223,225,091
Stage two [member | Standard grade [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,831,909
Stage three [member | Sub-standard grade [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 3,382